Schedule of Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	$ 1,126	$ 3,735	$ 4,749
Loans receivable, net	54,085	46,943	46,405
Accrued interest on loans	571	598	601
Customer interest escrow	1,059	479	510
Notes payable secured, net	22,388	20,016	22,959
Notes payable unsecured, net	26,302	27,713	26,978
Accrued interest payable	2,781	2,464	3,158
Estimated Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	1,126	3,735	4,749
Loans receivable, net	54,085	46,943	46,405
Accrued interest on loans	571	598	601
Customer interest escrow	1,059	479	510
Notes payable secured, net	22,388	20,016	22,959
Notes payable unsecured, net	26,302	27,713	26,978
Accrued interest payable	$ 2,781	$ 2,464	$ 3,158